Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Changes in Investment Property
The changes in investment property (including in “Other non-financial assets” – see Note 19) during the fiscal years ended on December 31, 2023 and 2022 are as follow:

Item	12/31/2023
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Difference for conversion	Depreciation for the fiscal year					Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Leased properties	1,235,102	50			(1)		186,723	3,543		23,135	213,401	1,021,700
Other investment properties	26,881,367	50	1,629,110	383,603	1,282,421	662	868,593	219,875	235,097	563,430	1,416,801	27,993,156

Total investment property	28,116,469		1,629,110	383,603	1,282,420	662	1,055,316	223,418	235,097	586,565	1,630,202	29,014,856

Item	12/31/2022
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers (1)	Difference for conversion	Depreciation for the fiscal year					Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	For the fiscal year	At the end
Cost
Leased properties	1,401,299	50	3,602		(169,799)		50,624	119,697		16,402	186,723	1,048,379
Other investment properties	4,268,894	50	31,067,522	81,960	(8,373,076)	(13)	343,903	(17,750)	7,155	549,595	868,593	26,012,774

Total investment property	5,670,193		31,071,124	81,960	(8,542,875)	(13)	394,527	101,947	7,155	565,997	1,055,316	27,061,153

(1)	During the fiscal year 2022, under this item transfers were made to Non-current assets held for sale.